ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]	9. ACCOUNTS RECEIVABLE
	As at December 31,
	2025	2024
Trade and settlement receivables	12,808	5,397
Other receivables	229	246
Accounts receivable	13,037	5,643